STRATUS FUND, INC.



                                     GROWTH

                              GOVERNMENT SECURITIES

                              CAPITAL APPRECIATION

                          INTERMEDIATE GOVERNMENT BOND

                                 INTERNATIONAL



                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 1999

GROWTH INSTITUTIONAL PORTFOLIO

[GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
              GROWTH INSTITUTIONAL PORTFOLIO AND THE S&P 500 INDEX

AVG. ANNUAL RETURN                                  12/31/99 VALUE
-----------------                      ---------------------------
1 YEAR      22.41%                     GROWTH INSTITUTIONAL $30,831.07
5 YEAR      24.36%                     S&P 500              $36,315.63
INCEPTION   19.80%


--------------------------------------------------------------------------------

GROWTH RETAIL PORTFOLIO

 GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                  GROWTH RETAIL PORTFOLIO AND THE S&P 500 INDEX

   RETURN *                                     12/31/99 VALUE
-----------------                      ---------------------------
1 YEAR      22.04%                     GROWTH  RETAIL       $14,323.68
5 YEAR          -                      S&P 500              $15,584.65
INCEPTION   22.71%


--------------------------------------------------------------------------------


Results for the Retail Shares reflect  payment of a maximum sales charge of 4.5%
 on the $10,000  investment with dividends and capital gains reinvested.
Average  annual  return does not include  payment of a sales  charge and assumes reinvestment of dividends and capital gains.
Past performance is not predictive of future performance.
Growth Portfolio Institutional Shares for the period October 8, 1993 (inception)
 through December 31, 1999
Growth Portfolio Retail Shares for the period January 7, 1998 (inception) through December 31, 1999

GOVERNMENT SECURITIES INSTITUTIONAL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
              GOVERNMENT SECURITIES INSTITUTIONAL PORTFOLIO AND THE
                  MERRILL LYNCH U.S. TREASURY INTER-TERM INDEX

AVG. ANNUAL RETURN                                  12/31/99 VALUE
------------------            -------------------------------------
1 YEAR      1.77%            GOVERNMENT SECURITIES INSTITUTIONAL  $13,124.12
5 YEAR      6.33%            MERRILL LYNCH U.S. TREASURY
INCEPTION   4.46%            INTER-TERM BOND                      $13,464.74


--------------------------------------------------------------------------------

GOVERNMENT SECURITIES RETAIL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                 GOVERNMENT SECURITIES RETAIL PORTFOLIO AND THE
                  MERRILL LYNCH U.S. TREASURY INTER-TERM INDEX

   RETURN *                                 12/31/99 VALUE
------------------            -------------------------------------
1 YEAR      1.49%            GOVERNMENT SECURITIES RETAIL           $10,364.48
5 YEAR         -             MERRILL LYNCH U.S. TREASURY
INCEPTION   3.43%            INTER-TERM BOND                        $10,723.63



Results for the Retail  Shares  reflect  payment of a  maximum  sales  charge of
  3% on the $10,000 investment with dividends and capital gains reinvested. Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains.
Past performance is not predictive of future performance.
Government Securities Portfolio Institutional Shares for the period
        October 8, 1993 (inception) through December 31, 1999.
Government Securities Portfolio Retail Shares for the period
        January 13, 1998 (inception) through December 31, 1999.

CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO AND THE RUSSELL 2000

AVG. ANNUAL RETURN                           12/31/99 VALUE
------------------                 ------------------------------------
1 YEAR       4.34%
5 YEAR      13.07%              CAPITAL APPRECIATION INSTITUTIONAL  $16,934.45
INCEPTION    7.83%              RUSSELL 2000                        $25,339.22


--------------------------------------------------------------------------------
CAPITAL APPRECIATION RETAIL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CAPITAL APPRECIATION RETAIL PORTFOLIO AND THE RUSSELL 2000

 RETURN *                                     12/31/99 VALUE
------------------                 ------------------------------------
1 YEAR       3.97%
5 YEAR                          CAPITAL APPRECIATION RETAIL         $10,061.97
INCEPTION    2.67%              RUSSELL 2000                        $11,863.08



Results for Retail  Shares  reflect  payment of a maximum sales charge of 4.5%
  on the $10,000 investment with dividends and capital gains reinvested. Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains.
Past performance is not predictive of future performance.
Capital Appreciation Portfolio Institutional Shares for the period
        January 4, 1993 (inception) through December 31, 1999.
Capital Appreciation Portfolio Retail Shares for the period
        January 7, 1998 (inception) through December 31, 1999.

INTERMEDIATE GOVERNMENT BOND INSTITUTIONAL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
          INTERMEDIATE GOVERNMENT BOND INSTITUTIONAL PORTFOLIO AND THE
                  MERRILL LYNCH U.S. TREASURY INTER-TERM INDEX


AVG. ANNUAL RETURN                            12/31/99 VALUE
------------------            ------------------------------------------
1 YEAR       2.03%            INTERMEDIATE GOVERNMENT BOND INSTIT.   $16,008.97
5 YEAR       5.89%             MERRILL LYNCH U.S. TREASURY
INCEPTION    5.60%            INTER-TERM BOND                        $17,286.83

--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT BOND RETAIL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
              INTERMEDIATE GOVERNMENT BOND RETAIL PORTFOLIO AND THE
                  MERRILL LYNCH U.S. TREASURY INTER-TERM INDEX


 RETURN  *                              12/31/99 VALUE
------------------            ------------------------------------------
1 YEAR       1.74%            INTERMEDIATE GOVERNMENT BOND RETAIL    $10,362.08
5 YEAR                        MERRILL LYNCH U.S. TREASURY
INCEPTION    3.49%            INTER-TERM BOND                        $10,723.63


Results for Retail Shares  reflect  payment of a maximum sales charge of 3% on the $10,000 investment with dividends and capital gains reinvested.
Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains.
Past performance is not predictive of future performance.
Intermediate Government Bond Portfolio Institutional Shares for the period
        May 15, 1991 (inception) through December 31, 1999.
Intermediate Government Bond Portfolio Retail Shares for the period
        January 27, 1998 (inception) through December 31, 1999.

INTERNATIONAL INSTITUTIONAL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN INTERNATIONAL INSTITUTIONAL PORTFOLIO AND THE MORGAN STANLEY INTERNATIONAL


AVG. ANNUAL RETURN                        12/31/99 VALUE
------------------            ------------------------------------------
1 YEAR        17.38%           INTERNATIONAL INSTITUTIONAL PORTFOLIO $13,698.40
5 YEAR            -            MORGAN STANLEY INTERNATIONAL          $15,106.39
INCEPTION     10.17%


--------------------------------------------------------------------------------
INTERNATIONAL RETAIL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN INTERNATIONAL RETAIL PORTFOLIO AND THE MORGAN STANLEY INTERNATIONAL


    RETURN*                             12/31/99 VALUE
------------------            ------------------------------------------
1 YEAR       17.11%           INTERNATIONAL RETAIL PORTFOLIO        $12,292.02
5 YEAR                        MORGAN STANLEY INTERNATIONAL          $14,892.70
INCEPTION    13.59%


Results for Retail  Shares  reflect  payment of a maximum sales charge of 4.5%
  on the $10,000  investment  with  dividends  and capital gains  reinvested.
Average annual  return  does  not  include   payment  of  a  sales  charge  and
assumes reinvestment of dividends and capital gains.
Past performance is not predictive of future  performance.
International  Portfolio  Institutional  Shares for the period  October  1, 1996
     (inception)  through December  31,  1999.
International Portfolio Retail Shares for the period January 7, 1998 (inception) through December 31, 1999.

                               STRATUS FUND, INC.
                             Schedule of Investments
                               December 31, 1999

                                GROWTH PORTFOLIO

                                                      Percent
                                                      of Net             Market
 Shares                 COMMON STOCK - 97.30%         Assets              Value
 ------                 ---------------------         ------              -----

           Aerospace/Defense                           2.00%
           -----------------
 24,000    Honeywell International, Inc.                             $1,384,500

           Broadcasting/Media                          1.19%
           ------------------
 15,000    Tribune Company                                              825,938

           Chemicals                                   1.38%
           ---------
 25,000    Great Lakes Chemical Corp                                    954,688

           Computer Related                           10.38%
           ----------------
  7,000    Analog Devices, Inc.*                                        651,000
  9,000    Cisco Systems, Inc.*                                         964,125
 10,000    International Business Machine Corp.                       1,080,000
 22,000    Microsoft Corp.*                                           2,568,500
 20,000    Parametric Technology, Inc.*                                 541,250
 18,000    Sun Microsystems, Inc.*                                    1,393,875
                                                                      ---------
                                                                      7,198,750

           Electronics                                 9.10%
           -----------
 18,000    Intel Corp.                                                1,481,625
 25,000    JD Edwards & Co.*                                            746,875
 11,000    Phillips Electric                                          1,485,000
  9,000    Solectron Corp.*                                             856,125
 18,000    Texas Instruments, Inc.                                    1,743,750
                                                                      ---------
                                                                      6,313,375

           Entertainment/Leisure                       2.07%
           ---------------------
 30,000    Carnival Corp. Class A                                     1,434,375

           Financial Services                          6.71%
           ------------------
 11,000    American Express, Co.                                      1,828,750
 28,000    Citigroup, Inc.                                            1,555,750
 30,000    SLM Holding Corp.                                          1,267,500
                                                                      ---------
                                                                      4,652,000

                               STRATUS FUND, INC.
                       Schedule of Investments (Continued)
                               December 31, 1999

                                GROWTH PORTFOLIO

                                                     Percent
                                                      of Net            Market
 Shares                                               Assets             Value
--------                                             -------            ------
           Forest Products/Paper                       1.69%
           ---------------------
 18,000    Kimberly Clark Corp                                       $1,174,500

           Industrial Services                         2.06%
           -------------------
 20,000    Ecolab, Inc.                                                 782,500
  5,000    Corning, Inc.                                                644,688
                                                                        -------
                                                                      1,427,188

           Insurance                                   4.31%
           ---------
 18,000    American General Corp.                                     1,365,750
 15,000    American International Group                               1,621,875
                                                                      ---------
                                                                      2,987,625
           Iron/Steel                                  1.98%
           ----------
 25,000    Nucor Corp.                                                1,370,313


           Machine/Tools                               4.70%
           -------------
 30,000    Dover Corp                                                 1,361,250
 15,000    Applied Materials, Inc.*                                   1,900,313
                                                                      ---------
                                                                      3,261,563

           Multimedia                                  0.84%
           ----------
  8,000    Time Warner, Inc.                                            579,500

           Manufacturing                               4.31%
           -------------
 11,000    General Electric Co.                                       1,702,250
 33,000    Tyco International Ltd.                                    1,282,875
                                                                      ---------
                                                                      2,985,125

           Medical Supplies/Service                    3.09%
           ------------------------
 20,000    Baxter International, Inc.                                 1,256,250
 12,000    Cardinal Health, Inc.                                        574,500
  6,000    Visx, Inc.                                                   310,500
                                                                        -------
                                                                      2,141,250

                               STRATUS FUND, INC.
                       Schedule of Investments (Continued)
                               December 31, 1999

                                GROWTH PORTFOLIO

                                                       Percent
                                                      of Net             Market
 Shares                                               Assets             Value
--------                                             -------            ------
           Metals/Mining                               2.63%
           -------------
 22,000    Alcoa, Inc.                                               $1,826,000

           Oil Company-Integrated                      4.30%
           ----------------------
 37,000    Exxon Corp.                                                2,980,809

           Packaging/Container                         2.10%
           -------------------
 20,000    Avery Dennison                                             1,457,500

           Paper/Related Products                      1.13%
           ----------------------
 14,000    International Paper                                          790,125

           Pharmaceutical/Medical                      4.37%
           ----------------------
 18,000    Bristol-Myers Squibb, Co.                                  1,155,375
  8,000    Eli Lilly, Co.                                               532,000
 20,000    Merck & Company, Inc.                                      1,341,250
                                                                      ---------
                                                                      3,028,625

           Retail Store/Apparel                        1.59%
           --------------------
 15,000    Dayton Hudson                                              1,101,563

           Retail Store                                6.10%
           ------------
 26,000    Circuit City Stores-Circuit City Group*                    1,171,625
 16,000    Costo Companies, Inc.                                      1,460,000
 40,000    CVS Corp.                                                  1,597,500
                                                                      ---------
                                                                      4,229,125

           Telecommunications                          8.35%
           ------------------
 14,000    GTE Corp.                                                    987,875
 22,000    Nortel Networks Corp.                                      2,222,000
 20,000    Vodapone Airtough PLC                                        990,000
 30,000    MCI Worldcom, Inc.*                                        1,591,875
                                                                      ---------
                                                                      5,791,750

                               STRATUS FUND, INC.
                       Schedule of Investments (Continued)
                               December 31, 1999

                                GROWTH PORTFOLIO

                                                     Percent
                                                      of Net             Market
 Shares                                               Assets              Value
--------                                             -------            ------
           Telecommunications Equipment                8.92%
           ----------------------------
 14,000    Nokia Corp.                                               $2,660,000
 20,000    Qualcomm, Inc.                                             3,522,500
                                                                      ---------
                                                                      6,182,500

           Transportation                              1.17%
           --------------
 50,000    Southwest Airlines Co.                                       809,375

           Utilities/Telecommunication                 0.83%
           ---------------------------
  7,000    Alltel Corp                                                  578,813
                                                                        -------


           Total investment in securities
             (cost $46,584,224)                       97.30%        $67,466,875
           Cash equivalents                            3.54%          2,478,798
           Other assets, less liabilities             (0.84%)          (605,106)
                                                      -------       -----------
           NET ASSETS                                100.00%        $69,340,567
                                                     =======        ===========

*Indicates nonincome-producing security

                                  STRATUS FUND
                             SCHEDULE OF INVESTMENTS
                               December 31, 1999

                         GOVERNMENT SECURITIES PORTFOLIO


                                                            Percent
Principal                                                    of Net     Market
 Amount            U.S. Government Securities                Assets      Value
----------     ---------------------------------           ---------  ----------
$1,000,000    Federal Home Loan Bond 6.90% due 8/23/04       78.42%    $989,787
 2,000,000    Federal Home Loan Bond 6.055% due 10/15/02              1,969,672
 2,000,000    Federal Home Loan Bond 5.80% due 8/24/01                1,976,198
 1,000,000    Federal National Mtg. Assn. 6.2%  due 6/6/00            1,000,070
 2,000,000    Federal National Mtg. Assn. 6.35%  due 6/10/05          1,952,790
 1,000,000    Federal National Mtg. Assn. 5.10%  due 11/29/00           988,791
 3,000,000    U.S. Treasury Note 6.50% due 5/31/01                    3,013,594
 2,000,000    U.S. Treasury Bond 6.625% due 3/31/02                   2,014,063
 3,000,000    U.S. Treasury Bond 6.375% due 1/15/00                   3,000,000
 3,000,000    U.S. Treasury Bond 5.75% due 8/15/03                    2,941,406
 3,000,000    U.S. Treasury Bond 5.75% due 10/31/00                   2,993,906
 2,000,000    U.S. Treasury Bond 5.50% due 12/31/00                   1,988,750
                                                                      ---------
                                                                     24,829,027

              Corporate Bonds                                17.02%
              ---------------
 1,000,000    Ford Motor Credit 6.70% due 7/16/04                       979,345
 1,000,000    Northern Trust Company 6.625% due 10/01/02                980,429
 1,500,000    Wachovia 6.7% due 6/21/04                               1,478,042
 1,000,000    Walmart 6.55% due 8/10/04                                 984,408
 1,000,000    Xerox Europe 5.75% due 5/15/02                            965,076
                                                                        -------
                                                                      5,387,300

              Total investment in securities
                    (cost $30,438,481)                       95.44% $30,216,327
              Cash equivalents                                3.14%     993,119
              Other assets, less liabilities                  1.42%     452,153
                                                            -------     -------
              TOTAL NET ASSETS                              100.00% $31,661,599
                                                            ======= ===========

                                  STRATUS FUND
                             Schedule of Investments
                               December 31, 1999

                         CAPITAL APPRECIATION PORTFOLIO

                                                             Percent
                                                              of Net     Market
 Shares                 COMMON STOCK - 93.88%                 Assets      Value
 ------                 ---------------------                 ------      -----

           Aerospace/Defense                                  1.70%
           -----------------
  5,000    Primex Technologies, Inc.                                   $103,750

           Airlines                                           2.39%
           --------
  5,200    SkyWest, Inc.                                                145,600

           Broadcasting/Media                                 1.19%
           ------------------
  4,000    Ackerley Group, Inc.                                          72,500

           Commercial Services                                2.21%
           -------------------
 10,000    Mail-Well, Inc.*                                             135,000

           Computer Related                                  30.56%
           ----------------
  1,500    Advent Software*                                              96,656
  4,000    Affiliated Computer, Inc.*                                   184,000
  6,000    Complete Business Solutions, Inc.*                           150,750
  7,000    Ciber, Inc.*                                                 192,500
  9,000    Dianon Systems, Inc.*                                        123,750
  2,600    Micros Systems, Inc.*                                        192,400
  1,300    Mercury Interactive Corp*                                    140,319
  2,500    PSINet, Inc.*                                                154,375
  5,500    Symantec Corp.*                                              322,438
  4,000    Transaction Systems*                                         112,000
  5,000    Veritas DGC, Inc.*                                            70,000
  3,500    Wind River Systems, Inc.*                                    128,188
                                                                        -------
                                                                      1,867,373

           Cosmetics/Personal Care                            0.98%
           -----------------------
  5,000    Orthodontic Centers of America, Inc.*                         59,688

           Electrical Equipment                               4.18%
           --------------------
  6,000    C & D Tech, Inc.                                             255,000

                                  STRATUS FUND
                       Schedule of Investments (continued)
                               December 31, 1999

                         CAPITAL APPRECIATION PORTFOLIO

                                                           Percent
                                                            of Net        Market
 Shares                                                     Assets        Value
--------                                                   -------       ------
           Electronics                                        2.55%
           -----------
  3,500    Technitrol, Inc.                                            $155,750

           Educational Services                               1.06%
           --------------------
  5,000    Sylvan Learning Systems*                                      65,000

           Financial Services                                 8.59%
           ------------------
  4,000    Cullen/Frost Bankers, Inc.*                                  103,000
  6,000    Oriental Financial Group                                     132,375
  1,500    SEI Investments, Co.                                         178,523
  4,000    Southwest Securities Group, Inc.*                            109,500
                                                                        -------
                                                                        523,398

           Food/Berverage/Tobacco                             2.47%
           ----------------------
  9,000    U.S. Foodservice*                                            150,750

           Food Processing                                    1.11%
           ---------------
  5,600    Pilgrims Pride Corp                                           46,550
  3,300    Pilgrims Pride Corp-Class A                                   21,244
                                                                         ------
                                                                         67,794

           Household Products/Wares                           3.22%
           ------------------------
  3,250    Ethan Allen Interiors, Inc.                                  104,203
  6,000    Shaw Industries, Inc.*                                        92,625
                                                                         ------
                                                                        196,828

           Human Resources                                    2.43%
           ---------------
  6,000    Interim Services*                                            148,500

           Iron/Steel                                         1.24%
           ----------
  4,000    Ak Steel Holding Corp.                                        75,500

                                  STRATUS FUND
                       Schedule of Investments (continued)
                               December 31, 1999

                         CAPITAL APPRECIATION PORTFOLIO

                                                            Percent
                                                            of Net        Market
 Shares                                                     Assets        Value
--------                                                   -------       ------

           Manufacturing                                      3.90%
           -------------
  6,000    Ispat International                                           96,750
  3,000    USG Corp.                                                    141,375
                                                                        -------
                                                                        238,125

           Medical Supplies/Services                          2.68%
           -------------------------
  7,000    Renal Care Group, Inc.*                                     $163,625

           Oil Refining & Marketing                           1.14%
           ------------------------
  6,000    Tesoro Petroleum Corp*                                        69,375

           Pharmaceutical/Medical                             6.16%
           ----------------------
  5,000    Advance Paradigm, Inc.*                                      107,813
  1,400    IDEC Pharmaceuticals Corp*                                   137,550
  3,000    Jones Pharma, Inc.                                           130,313
                                                                        -------
                                                                        375,676

           Publishing/Printing                                0.71%
           -------------------
  2,900    Consolidated Graphics*                                        43,319

           Retail Store                                      11.37%
           ------------
  4,000    Ann Taylor Stores*                                           137,750
  7,000    BJ's Wholesale Club*                                         255,500
  6,200    Zale Corp.*                                                  299,925
                                                                        -------
                                                                        693,175

           Utilities-Electric                                 2.04%
           ------------------
  5,500    Empire District Electric Co                                  124,438
                                                                        -------


           Total investment in securities
             (cost $4,520,765)                               93.88%  $5,730,164
           Cash equivalents                                   6.15%     375,452
           Other assets, less liabilities                    (0.03%)     (2,207)
                                                           -------      -------
           NET ASSETS                                       100.00%  $6,103,409
                                                           =======   ==========

*Indicates nonincome-producing security

                                  STRATUS FUND
                             Schedule of Investments
                               December 31, 1999


                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                            Percent
Principal                                                   of Net        Market
 Amount           Government Agency Bonds                   Assets        Value
---------      ------------------------------              -------       -------
$100,000    U.S. Treasury Bill 4.84% due 1/13/00             93.88%     $99,840
 500,000    U.S. Treasury Bond 6.25% due 1/31/02                        499,922
 500,000    U.S. Treasury Bond 7.125% due 2/29/00                       501,484
 500,000    U.S. Treasury Bond 6.125% due 7/31/00                       500,859
 500,000    U.S. Treasury Bond 6.25% due 10/31/01                       500,079
                                                                      ---------
                                                                      2,102,184

             Total investment in securities
                 (cost $2,101,268)                           93.88%  $2,102,184
             Cash equivalents                                 4.25%      95,091
             Other assets, less liabilities                   1.87%      42,066
                                                             -----   ----------
             TOTAL NET ASSETS                               100.00%  $2,239,341
                                                           =======   ==========

                                  STRATUS FUND
                             Schedule of Investments
                               December 31, 1999

                             INTERNATIONAL PORTFOLIO
                                                            Percent
                                                             of Net       Market
 Shares                 Common Stock - 98.83%               Assets        Value
 ------                 ---------------------               ------        -----

          Auto/Truck/Parts                                    3.11%
          ----------------
    950   Bridgestone Corp. ADR                                        $208,832
  4,300   Hino Motors Ltd ADR*                                          142,836
                                                                        -------
                                                                        351,668

          Chemicals                                           2.67%
          ---------
  4,200   Imperial Chemical                                             178,763
  3,900   Quimica Minera Chili SA ADR                                   123,094
                                                                        -------
                                                                        301,857

          Comercial Services                                  5.05%
          ------------------
  2,600   Secom Limited ADR                                             571,540

          Computer Related                                   11.32%
          ----------------
  2,000   Equant NV*                                                    224,000
  2,000   Fujitsu Limited ADR                                           455,278
  6,100   Sap Ag*                                                       317,581
  2,100   TDK Corp                                                      284,156
                                                                        -------
                                                                      1,281,015

          Diversified Operations                              6.43%
          ----------------------
  7,919   Barlow Ltd ADR                                                 56,972
 15,600   Vivendi Sp ADR                                                280,352
 20,800   Kawasaki Industries Ltd ADR                                   110,548
  2,000   Telecom Italia ADR                                            280,000
                                                                        -------
                                                                        727,872

          Electronics                                         5.16%
          -----------
  1,100   Matsushita Electric Industry Co., Ltd ADR                     306,900
  1,200   Omron Corp ADR                                                276,684
                                                                        -------
                                                                        583,584

                                  STRATUS FUND
                       Schedule of Investments (Continued)
                               December 31, 1999

                             INTERNATIONAL PORTFOLIO

                                                            Percent
                                                            of Net        Market
 Shares                                                     Assets        Value
--------                                                    ------        -----

          Financial Services                                 21.45%
          ------------------
  6,000   Allied Irish Banks ADR                                       $126,750
  2,500   Barclays Plc ADR                                              287,813
 10,485   Banco Frances Del Rio De La Plata S.A. ADR                    248,363
  4,000   Banque National Paris ADR                                     367,245
  2,800   Deutsche Bank ADR                                             235,321
  8,000   San Paolo IMI Spa                                             219,000
  3,050   National Australia Bank Ltd ADR                               232,563
  7,000   Societe Generale ADR                                          324,146
  1,500   Sumitomo Bank ADR                                             205,022
  6,000   Uniao De Bancos S.A.                                          180,750
                                                                        -------
                                                                      2,426,973

          Holding Company                                     1.15%
          ---------------
 12,805   South Africa Brewing ADR                                      130,181

          Index Series                                        1.67%
          ------------
  4,600   Webs-Italy Index Series                                       115,000
  8,000   Webs-Singapore Index Series                                    73,500
                                                                         ------
                                                                        188,500

          Insurance                                           5.51%
          ---------
  5,596   Allied Zurich Plc ADR                                         132,401
  2,024   Aegon N.V. ADR                                                193,292
  3,300   Axa Spon ADR*                                                 234,300
  5,500   Liberty Life Association of Africa ADR                         63,418
                                                                         ------
                                                                        623,411

          Machinery/Equipment                                 2.12%
          -------------------
  1,000   Mannesmann Ag Spon ADR                                        240,052

                                  STRATUS FUND
                       Schedule of Investments (Continued)
                               December 31, 1999

                             INTERNATIONAL PORTFOLIO

                                                            Percent
                                                             of Net     Market
 Shares                                                      Assets      Value
--------                                                    -------      ------

          Manufacturing                                       1.77%
          -------------
 14,200   Olympus Opitcal ADR                                           200,469

          Medical Supplies/Services                           4.94%
          -------------------------
    700   Banyu Pharmacuetical Ltd ADR                                 $216,794
  2,000   Roche Holdings Ltd ADR*                                       236,142
  1,650   Smithkline Beecham ADR                                        106,322
                                                                        -------
                                                                        559,258

          Metals/Mining                                       1.09%
          -------------
  5,000   SKF AB Spon ADR                                               123,750

          Oil-Field Services                                  1.20%
          ------------------
  7,600   Petroleum Geo Services ADR*                                   135,375

          Oil Exploration/Production                          1.22%
          --------------------------
  2,000   Total SA Sponsor ADR                                          138,500

          Oil/Gas Drilling                                    2.93%
          ----------------
  2,000   Eni Spa ADR                                                   110,250
  4,500   Shell Transport & Trading Company ADR                         221,625
                                                                        -------
                                                                        331,875

          Oil Company-Integrated                              2.70%
          ----------------------
 11,900   Petrolio Brasileiro ADR                                       305,211

          Pharmaceutical/Medical                              2.97%
          ----------------------
  4,600   Novartis AG ADR                                               335,934

                                  STRATUS FUND
                       Schedule of Investments (Continued)
                               December 31, 1999

                             INTERNATIONAL PORTFOLIO

                                                             Percent
                                                              of Net     Market
 Shares                                                       Assets      Value
--------                                                     -------     ------

          Publishing/Printing                                2.15%
          -------------------
 10,200   Elsevier NV Spon ADR                                          243,525

          Real Estate                                        3.02%
          -----------
 24,958   City Developments Ltd ADR                                     146,062
 15,400   Chueng Kong Holdings Ltd ADR                                  195,632
                                                                        -------
                                                                        341,694

          Retail Store                                       3.60%
          ------------
 12,884   Cifra SA ADR                                                 $258,222
  5,000   Mauri Co. Ltd ADR*                                            149,089
                                                                        -------
                                                                        407,311

          Telecommunications                                 4.14%
          ------------------
  5,900   Cia de Telecommunications de Chile Sa ADR                     107,675
  3,600   Telecom Corporation of New Zealand                            138,600
  3,000   Swisscom Spon ADR                                             121,500
  2,000   Vodafone Airtouch Plc Sponsored Adr                            99,000
                                                                         ------
                                                                        466,775

          Utlities-Electric                                  1.46%
          -----------------
  5,900   Scottishpower Plc ADR                                         165,200
                                                                        -------

          Total investment in securities (cost $9,587,060)  98.83%  $11,181,530
          Cash equivalents                                   1.44%      141,548
          Other Assets, less liabilities                    (0.27%)      (8,815)
                                                            ------- -----------
          TOTAL NET ASSETS                                 100.00%  $11,314,263
                                                           =======  ===========

* Indicates non-income producing security.


                               STRATUS FUND, INC.
                       Statement of Assets and Liabilities
                               December 31, 1999
                                   (Unaudited)


                                                                              Government        Capital
                                                                 Growth       Securities     Appreciation
Assets:                                                        Portfolio      Portfolio        Portfolio
                                                              -------------  -------------   --------------
     Investments in securities, at market value
      (cost $46,584,224, $30,438,481 and $4,520,765)           $67,466,875    $30,216,327       $5,730,164
     Cash equivalents                                            2,478,798        993,119          375,452
     Accrued interest and dividends receivable                      52,283        485,487            3,151
     Receivable for securities sold                              1,074,538              -               -
     Receivable for fund shares sold                                58,987         46,615           16,225
                                                                   -------        -------           ------
         Total assets                                           71,131,481     31,741,548        6,124,992
                                                               ===========    ===========        =========

Liabilities:
     Accrued expenses, including investment
       management and distribution expense payable to
       adviser, administrator and distributor                       58,925         21,821            9,025
     Payable for securities purchased                            1,599,333              -                -
     Commissions payable for fund shares sold                          134              -               33
     Payable for fund shares redeemed                              132,522         58,128           12,525
         Total liabilities                                       1,790,914         79,949           21,583
                                                                ----------        -------           ------
Net assets applicable to outstanding capital stock             $69,340,567    $31,661,599       $6,103,409
                                                              ============   ============       ==========

Net assets are represented by:
     Capital stock outstanding                                      $3,742         $3,277             $438
     Additional paid-in capital                                 49,264,985     32,315,250        6,013,146
     Accumulated undistributed net investment income(loss)         (17,698)           128          (49,095)
     Accumulated net realized gain/(loss) on investments          (793,111)      (434,902)      (1,070,479)
     Unrealized appreciation (depreciation)                     20,882,649       (222,154)       1,209,399
                                                               -----------       ---------       ---------
         Total net assets applicable to shares outstanding     $69,340,567     $31,661,599      $6,103,409
                                                              ============    ============      ==========

Shares outstanding and net asset value per share
     Institutional Shares of Capital Stock Outstanding           3,660,223      3,254,961          424,020
     Net Asset Value per share - Institutional Shares               $18.53          $9.66           $13.94
                                                                    ======          =====           ======
     Retail Shares of Capital Stock Outstanding                     81,490         21,741           13,873
     Net Asset Value per share - Retail Shares                      $18.49          $9.66           $13.87
                                                                    ======          =====           ======

See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                       Statement of Assets and Liabilities
                               December 31, 1999
                                    (Unaudited)

                                                       Intermediate
                                                        Government
                                                           Bond       International
Assets:                                                 Portfolio       Portfolio
                                                       -------------  ---------------
      Investments in securities, at market value
       (cost $2,101,268 and $9,587,060 respectively)     $2,102,184      $11,181,530
      Cash equivalents                                       95,091          141,548
      Accrued interest and dividends receivable              44,495            8,878
      Receivable for fund shares sold                             -            8,834
                                                        -----------      -----------
          Total assets                                   $2,241,770      $11,340,790
                                                        ===========      ===========

Liabilities:
      Accrued expenses, including investment
        management and distribution expense payable to
        adviser, administrator and distributor                2,429           14,123
      Payable for commissions on shares sold                      -                7
      Payable for fund shares redeemed                            -           12,397
                                                             ------           ------
          Total liabilities                                   2,429           26,527
Net assets applicable to outstanding capital stock       $2,239,341      $11,314,263

Net assets are represented by:
      Capital stock outstanding, at par                        $215             $941
      Additional paid-in capital                          2,343,547        9,575,782
      Accumulated undistributed net investment income            25              116
      Accumulated net realized gain/(loss) on investments  (105,362)         142,955
      Unrealized appreciation                                   916        1,594,469
                                                               ----        ---------
          Total net assets applicable to
             shares outstanding                          $2,239,341      $11,314,263

Shares outstanding and net asset value per share
      Institutional Shares of Capital Stock Outstanding     214,113          926,601
      Net Asset Value per share - Institutional Shares       $10.39           $12.03
                                                             ======           ======
      Retail Shares of Capital Stock Outstanding              1,378           13,918
      Net Asset Value per share - Retail Shares              $10.39           $12.03
                                                             ======           ======

See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                             Statement of Operations
                       Six Months Ended December 31, 1999
                                   (Unaudited)

                                                                           Intermediate
                                                   Government   Capital    Government
                                         Growth    Securities Appreciation   Bond     International
                                       Portfolio   Portfolio   Portfolio   Portfolio  Portfolio
                                       ----------- ----------------------- ---------- -----------
Investment income:
   Dividends                             $227,759   $       -     $11,240    $     -     $98,504
   Interest                               114,926     983,563       8,510     77,446       5,342
                                         --------    --------      ------    -------       -----
        Total investment income           342,685     983,563      19,750     77,446     103,846
                                         --------    --------     -------    -------     -------

Expenses:
   Investment advisory fees               244,366      80,971      13,461      8,280      65,040
   Administration Fees                     81,410      40,475       7,362      3,186      14,124
   Distribution Expenses - Retail Class     2,007         289         323         22         249
   Accounting                               6,306       5,307       4,513      4,732       4,957
   Custodial fees                               -           -       4,941      1,519           -
   Securities Pricing                       3,593           -       3,446          -       4,541
   Other operating expenses                22,887       9,366         367        182       4,413
                                          -------      ------        ----       ----       -----
       Total expenses                     360,569     136,408      34,413     17,921      93,324
                                         --------    --------     -------    -------      ------
        Net investment income (loss)     ($17,883)   $847,155    ($14,663)   $59,525     $10,522
                                         =========  =========    =========  ========     =======

Realized and unrealized gain (loss) on
   investments:
   Net realized gain (loss)            $1,283,090   $       -   ($209,035)   $10,310    $511,136
   Net unrealized appreciation
   (depreciation)
        Beginning of period            15,373,853     195,132     628,426     34,475     859,319
        End of period                  20,882,649    (222,154)  1,209,399        916   1,594,470
                                      -----------   ---------  ----------       ----   ---------
          Net unrealized appreciation
               (depreciation)           5,508,796    (417,286)    580,973    (33,559)    735,151
                                        ---------   ---------   --------    --------     -------
          Net realized and unrealized
            gain on investments         6,791,886    (417,286)    371,938    (23,249)  1,246,287
                                       ----------    ---------   --------   --------  ----------

Net increase in net assets
   resulting from operations           $6,774,003    $429,869    $357,275    $36,276  $1,256,809
                                       ==========    ========   =========    =======  ==========

See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                       Statements of Changes in Net Assets
                     Six Months Ended December 31, 1999 and
                          the Year Ended June 30, 1999

                                                                          Government
                                                 Growth                   Securities
                                                Portfolio                  Portfolio
                                      --------------------------  ------------------------
                                      Period Ended   Year Ended   Period Ended   Year Ended
                                     Dec. 31, 1999 June 30, 1999 Dec. 31, 1999 June 30, 1999
                                       -----------   ------------  -----------  -----------
Operations:
    Net investment income               ($17,883)      $191,951     $847,155   $1,539,461
    Net realized gain (loss)
     on investm                        1,283,090      7,751,958            -        4,501
    Unrealized appreciation
     (depreciati                       5,508,796      1,126,687     (417,286)    (241,357)
                                       ----------   ------------  -----------  -----------
         Net increase in net assets
           resulting from operations   6,774,003      9,070,596      429,869    1,302,605
                                      -----------   ------------  -----------  -----------

Distributions to shareholders from:
    Net investment income
         Institutional Class                   -        192,811      842,429    1,533,764
         Retail Class                          -            201        4,866        8,326
                                      -----------   ------------  -----------  -----------
                                               -        193,012      847,296    1,542,090

    Net realized gains
         Institutional Class           9,343,864      5,324,844            -            -
         Retail Class                    197,369         85,354            -            -
                                      -----------   ------------  -----------  -----------
                                       9,541,233      5,410,198            -            -
                                      -----------   ------------  -----------  -----------
           Total Distribution          9,541,233      5,603,210      847,296    1,542,090

Capital share transactions:
    Proceeds from sales                3,894,107     11,447,294    5,898,945   10,167,190
    Payment for redemptions           (5,827,767)   (17,142,994)  (4,060,895) (12,344,733)
    Reinvestment of net investment
      income and net realized
      gain distributions
      at net asset value               7,737,525      4,651,155      752,471    1,398,687
                                      -----------   ------------  -----------  -----------
         Total increase from capital
           share transactions          5,803,865     (1,044,545)   2,590,520     (778,856)
                                      -----------   ------------  -----------  -----------
        Total increase (decrease)
         in net assets                 3,036,636      2,422,841    2,173,093   (1,018,341)

Net Assets:
    Beginning of period               66,303,931     63,881,090   29,488,505   30,506,846
                                      -----------   ------------  -----------  -----------
    End of period                    $69,340,567    $66,303,931  $31,661,598  $29,488,505
                                      ===========   ============  ===========  ===========

See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                       Statements of Changes in Net Assets
                     Six Months Ended December 31, 1999 and
                          the Year Ended June 30, 1999

                                                                   Intermediate
                                             Capital                 Government
                                           Appreciation                 Bond
                                            Portfolio                Portfolio
                                     -----------------------  -----------------------
                                    Period Ended  Year Ended   Period Ended   Year Ended
                                   Dec. 31, 1999 June 30, 1999 Dec. 31, 1999 June 30, 1999
                                   ------------- ------------  -------------  -----------

Operations:
    Net investment income (loss)        (14,663)    ($34,679)    $59,525     $170,460
    Net realized gain (loss)
     on investments                    (209,035)    (860,212)     10,310          205
    Unrealized appreciation
     (depreciation)                     580,973      (85,765)    (33,559)     (19,797)
                                     ----------  -----------  ----------   ----------
         Net increase (decrease) in
          net assets
           resulting from operations    357,275     (980,656)     36,276      150,868
                                     ----------  -----------  ----------   ----------

Distributions to shareholders from:
    Net investment income
         Institutional Class                  -            -      59,193      169,995
         Retail Class                         -            -         330        1,170
                                     -----------------------  ----------   ----------
                                              -            -      59,523      171,165

    Net realized gains
         Institutional Class                  -       23,255           -            -
         Retail Class                         -          860           -            -
                                     ----------  -----------  ----------   ----------
                                              -       24,115           -            -
                                     ----------  -----------  ----------   ----------
            Total Distribution                -       24,115      59,523      171,165

Capital share transactions:
    Proceeds from sales                 565,495    2,166,995       8,577       34,934
    Payment for redemptions          (1,048,959)  (4,351,054)   (875,024)  (1,141,218)
    Reinvestment of net investment
      income and net realized gain
      distributions
      at net asset value                      -       23,641      57,560      160,117
                                     ----------  -----------  ----------   ----------
         Total increase from capital
           share transactions          (483,464)  (2,160,418)   (808,887)    (946,167)
                                     ----------  -----------  ----------   ----------
         Total decrease in net assets  (126,189)  (3,165,189)   (832,135)    (966,464)

Net Assets:
    Beginning of period               6,229,598    9,394,787   3,071,476    4,037,940
                                     ----------  -----------  ----------   ----------
    End of period                    $6,103,409   $6,229,598  $2,239,341   $3,071,476
                                     ==========  ===========  ==========   ==========

See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                       Statements of Changes in Net Assets
                     Six Months Ended December 31, 1999 and
                          the Year Ended June 30, 1999


                                               International
                                                 Portfolio
                                         ----------------------------
                                          Period Ended   Year Ended
                                         Dec. 31, 1999 June 30, 1999
                                         ------------  --------------

Operations:
      Net investment income                  $10,522         $51,643
      Net realized gain on investments       511,136         689,531
      Unrealized appreciation (depreciation) 735,151        (682,947)
                                         ------------    ------------
           Net increase in net assets
             resulting from operations     1,256,809          58,226
                                         ------------    ------------

Distributions to shareholders from:
      Net investment income
           Institutional Class                10,558          51,751
           Retail Class                            -             237
                                          ------------    ------------
                                              10,558          51,988

      Net realized gains
           Institutional Class               838,671         204,146
           Retail Class                       12,343           3,025
                                         ------------    ------------
                                             851,014         207,171
                                         ------------    ------------
             Total Distribution              861,572         259,159

Capital share transactions:
      Proceeds from sales                    860,990       2,843,478
      Payment for redemptions             (2,042,306)     (3,136,480)
      Reinvestment of net investment
        income and net realized
        gain distributions
        at net asset value                   745,580         249,768
                                         ------------    ------------
           Total increase from capital
             share transactions             (435,736)        (43,234)
                                         ------------    ------------
          Total increase (decrease)
            in net assets                    (40,499)       (244,167)

Net Assets:
      Beginning of period                 11,354,762      11,598,929
                                         ------------    ------------
      End of period                      $11,314,263     $11,354,762
                                         ============    ============

See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   Six Months Ended December 31, 1999 and the
              Years Ended June 30, 1999, 1998, 1997, 1996 and 1995


                      Growth Portfolio- Institutional Class
                      -------------------------------------

                                     Period Ended
                                    Dec. 31, 1999    1999    1998        1997        1996      1995
                                 -----------------  ------   ----        -----       ----      ----
Beginning of period                    $19.51      $18.53   $17.07     $13.67      $11.47     $9.84
                                       ------      ------   ------     ------      ------     -----
Income from investment operations:
     Net investment income               0.00        0.06     0.11       0.22        0.23      0.22
     Net realized and unrealized
       gain (loss)
       on investments                    1.77        2.53     3.45       3.99        2.36      1.72
                                        -----       -----    -----      -----       -----      ----
Total income from investment operations  1.77        2.59     3.56       4.21        2.59      1.94
                                        -----       -----    -----      -----       -----      ----

Less distributions:
Dividends from net investment income     0.00       (0.06)   (0.11)     (0.22)      (0.22)    (0.22)
Distribution from capital gains         (2.75)      (1.55)   (1.99)     (0.59)      (0.17)    (0.09)
                                        ------      ------   ------     ------      ------    ------
     Total distributions                (2.75)      (1.61)   (2.10)     (0.81)      (0.39)    (0.31)
                                        ------      ------   ------     ------      ------    ------

     End of period                     $18.53      $19.51   $18.53     $17.07 (a)  $13.67    $11.47
                                       ------      ------   ------     ------      ------    ------

                                        21.28% (b)  16.34%   22.29%      32.6% (a)   22.6%     20.3%
                                       ------      ------   ------      -----       -----     -----


Net assets, end of period       $67,833,437  $65,011,189 $63,096,914 $46,189,099 $24,627,983 $12,813,352
Ratio of expenses to average
 net assets                              1.10% (b)   1.05%    0.76%      0.72%       0.71%     0.82%
Ratio of net income to average
 net assets                             (0.05%)(b)   0.31%    0.18%      1.46%       1.78%     2.14%
Portfolio turnover rate                 64.53%     194.23%  137.03%     88.53%      92.72%    19.89%

Excludes maximum sales load of 4%
Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
        Six Months Ended December 31, 1999, the Year Ended June 30, 1999
      and the Period from January 7, 1998 (commencement of class shares) to
                                  June 30, 1998

                                                    Growth Portfolio- Retail Class
                                                    ------------------------------

                                           Period Ended                      Period Ended
                                           Dec. 31, 1999          1999      June 30, 1998
                                          --------------        -------     -------------
Net asset value:
    Beginning of period                         $19.51           $18.52         $15.86
                                                -------          -------        ------
    Income from investment operations:
         Net investment income (loss)            (0.03)            0.00           0.04
         Net realized and unrealized gain
           on investments                         1.77             2.47           2.66
                                                  -----            -----          ----
    Total income from investment operations       1.74             2.47           2.70
                                                  -----            -----          ----

    Less distributions:
    Dividends from net investment income          0.00             0.00          (0.04)
    Distribution from capital gains              (2.76)           (1.48)          0.00
                                                 ------           ------         ----
         Total distributions                     (2.76)           (1.48)         (0.04)
                                                 ------           ------         ------

         End of period                          $18.49 (a)       $19.51 (a)     $18.52 (a)
                                                 ------           ------         ------

Total return:                                    20.90% (a)(c)    16.09% (a)     16.89% (a)(b)
                                                 ------           ------         ------

Ratios/Supplemental data:
    Net assets, end of period               $1,507,130       $1,292,742       $784,176
    Ratio of expenses to average net assets       1.40% (c)        1.35%          1.50% (c )
    Ratio of net income (loss) to
     average net assets                          (0.35%)(c)        0.01%          0.13% (c )
    Portfolio turnover rate                      64.53%          194.23%        137.03%

(a)  Excludes maximum sales load of 4%
(b) Total return is not annualized, as it may not be representative of the total return for the year.
(c)  Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.



                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   Six Months Ended December 31, 1999 and the
              Years Ended June 30, 1999, 1998, 1997, 1996, and 1995

                                           Government Securities Portfolio - Institutional Class
                                           ------------------------------------------------------

                                       Period Ended
                                       Dec. 31, 1999   1999      1998      1997       1996      1995
                                     ---------------   -----     ----      ----       ----      ----
Net asset value:
   Beginning of period                    $9.79        $9.88     $9.72     $9.64       $9.77     $9.40
                                          -----        -----     -----     -----       -----     -----
   Income (loss) from investment
   operations:
        Net investment income              0.26         0.51      0.51      0.51        0.49      0.45
        Net realized and unrealized
          gain (loss)
          on investments                  (0.13)       (0.09)     0.16      0.08       (0.13)     0.37
                                          ------       ------    -----     -----       ------     ----
   Total income (loss) from investment
      operations                           0.13         0.42      0.67      0.59        0.36      0.82
                                           ----        -----     -----     -----       -----      ----

   Less distributions from
        net investment income             (0.26)       (0.51)    (0.51)    (0.51)      (0.49)    (0.45)
                                          ------       ------    ------    ------      ------    ------

        End of period                     $9.66        $9.79     $9.88     $9.72 (a)   $9.64     $9.77
                                          -----        -----     -----     -----       -----     -----

Total return:                              2.61% (b)    4.33%     7.04%      6.3% (a)    3.7%      9.0%
                                          -----        -----     -----      ----        ----      ----

Ratios/Supplemental data:
   Net assets, end of period       $31,451,572  $29,321,012 $30,367,682 $26,533,869  $23,043,163 $13,885,204
   Ratio of expenses to average
    net assets                             0.84% (b)    0.80%     0.82%     0.71%       0.69%     0.80%
   Ratio of net income to average
     net assets                            5.23% (b)    5.13%     5.17%     5.21%       5.04%     4.82%
   Portfolio turnover rate                 8.89%       18.66%     2.07%    27.20%      40.61%    33.88%

(a)  Excludes maximum sales load of 3%
(c) Annualized for those periods less than twelve months in duration.


See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
      Six Months Ended December 31, 1999, the Year Ended June 30, 1999 and
       the Period from January 13, 1998 (commencement of class shares) to
                                 June 30, 1998

                                                     Government Securities- Retail Class
                                                     -----------------------------------

                                                  Period Ended                    Period Ended
                                                  Dec. 31, 1999      1999          June 1998
                                                  -------------      ----          ----------
Net asset value:
     Beginning of period                            $9.79            $9.89          $9.97
                                                    ------           ------         -----
     Income from investment operations:
          Net investment income                      0.24             0.48           0.25
          Net realized and unrealized gain (loss)
            on investments                          (0.13)           (0.09)         (0.08)
                                                     ------           ------         ------
     Total income from investment operations         0.11             0.39           0.17
                                                     -----            -----          ----

     Less distributions:
     Dividends from net investment income           (0.24)           (0.49)         (0.25)
     Distribution from capital gains                 0.00             0.00           0.00
                                                     -----            -----          ----
          Total distributions                       (0.24)           (0.49)         (0.25)
                                                     ------           ------         ------

          End of period                             $9.66 (a)        $9.79 (a)      $9.89 (a)
                                                     -----            -----          -----

Total return:                                        2.33% (a)(c)     3.96% (a)      1.58% (a)(b)
                                                     -----            -----          -----

Ratios/Supplemental data:
     Net assets, end of period                   $210,027         $167,494       $139,164
     Ratio of expenses to average net assets         1.14% (c )       1.10%          1.21% (c )
     Ratio of net income to average net assets       4.93% (c )       4.83%          5.49% (c )
     Portfolio turnover rate                         8.89%           18.66%          2.07%

(a)  Excludes maximum sales load of 4%
(b) Total return is not annualized, as it may not be representative of the total return for the year.
(c)  Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   Six Months Ended December 31, 1999 and the
              Years Ended June 30, 1999, 1998, 1997, 1996, and 1995

                        Capital Appreciation Portfolio-Institutional Class
                        ---------------------------------------------------

                                  Period Ended
                                   Dec. 31, 1999    1999     1998     1997        1996     1995
                                  --------------    ----    ------    ----        ----     ----
Net asset value:
   Beginning of period                $13.08       $14.39    $14.25   $13.19      $11.23    $8.95
                                      ------       ------    ------   ------      ------    -----
   Income (loss) from
   investment operations:
        Net investment income (loss)   (0.02)       (0.06)     0.03     0.18       (0.19)   (0.15)
        Net realized and unrealized
          gain (loss)
          on investments                0.88        (1.21)     0.86     1.48        2.88     2.62
                                       -----        ------    -----    -----       -----     ----
   Total income (loss) from investment
        operations                      0.86        (1.27)     0.89     1.66        2.69     2.47
                                       -----        ------    -----    -----       -----     ----
   Less distributions from
        net investment income           0.00         0.00     (0.03)   (0.12)       0.00     0.00
   Less distributions from
      capital gain                      0.00        (0.04)    (0.72)   (0.48)      (0.73)   (0.19)
                                       -----        ------    ------   ------      ------   ------
        Total Distributions             0.00        (0.04)    (0.75)   (0.60)      (0.73)   (0.19)
                                       -----        ------    ------   ------      ------   ------

        End of period                 $13.94       $13.08    $14.39   $14.25 (a)  $13.19   $11.23
                                      ------       ------    ------   ------      ------   ------

Total return:                          26.65% (b )  (8.79%)    7.47%    11.7% (a)   26.0%    28.6%
                                      ------       -------    -----    -----       -----    -----

Ratios/Supplemental data:
   Net assets, end of period      $5,910,952  $5,985,704 $9,174,664 $6,732,540 $2,474,470 $748,588
   Ratio of expenses to average
    net assets                          1.15% ( b )  1.11%     0.76%    0.91%       2.84%    2.69%
   Ratio of net income to
    average net assets                 (0.49%)( b ) (0.49%)    0.18%    1.31%      (1.54%)  (1.59%)
   Portfolio turnover rate             32.58%      109.49%   277.31%  322.07%     179.06%  214.47%

(a)  Excludes maximum sales load of 4%
(b)  Annualized for those periods less than twelve months in duration.

   See accompanying notes to financial statements.




                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
    Six Months Ended December 31, 1999, the Year Ended June 30, 1999 and the
   Period from January 7, 1998 (commencement of class shares) to June 30, 1998

                         Capital Appreciation- Retail Class
                         -----------------------------------

                                           Period Ended             Period Ended
                                            Dec. 31, 1999    1999  June 30, 1998
                                           --------------    ----- -------------
Net asset value:
     Beginning of period                       $13.04       $14.39       $13.21
                                               ------       -------      ------
     Income from investment operations:
          Net investment income                 (0.05)       (0.10)       (0.03)
          Net realized and unrealized gain (loss)
            on investments                       0.88        (1.21)        1.21
                                                -----        ------        ----
     Total income from investment operations     0.83        (1.31)        1.18
                                                -----        ------        ----

     Less distributions:
     Dividends from net investment income        0.00         0.00         0.00
                                                -----         -----        ----
     Distribution from capital gains             0.00        (0.04)        0.00
                                                -----         ------       ----
          Total distributions                    0.00        (0.04)        0.00
                                                -----         ------       ----

          End of period                        $13.87 (a)   $13.04 (a)   $14.39 (a)
                                               ------        ------       ------

Total return:                                   26.11% (a)(c)(9.07%)(a)    8.93% (a)(b)
                                                             -------       -----

Ratios/Supplemental data:
     Net assets, end of period               $192,457     $243,894     $220,123
     Ratio of expenses to average net assets    1.45% (c)     1.41%        1.25% (c)
     Ratio of net income (loss) to average net (0.78%)(c)    (0.79%)      (0.18%)(c)
     Portfolio turnover rate                   32.58%       109.49%      277.31%

(a)  Excludes maximum sales load of 4%
(b) Total return is not annualized, as it may not be representative of the total return for the year.
(c)  Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   Six Months Ended December 31, 1999 and the
              Years Ended June 30, 1999, 1998, 1997, 1996, and 1995

                   Intermediate Government Bond Portfolio-Institutional Class
                   ----------------------------------------------------------

                                      Period Ended
                                     Dec. 31, 1999  1999     1998      1997        1996     1995
                                    --------------  ----    ------     ----        ----     ----
Net asset value:
       Beginning of period             $10.50       $10.60   $10.48   $10.47      $10.56   $10.29
                                       ------       ------   ------   ------      ------   ------
       Income (loss) from
       investment operations:
            Net investment income        0.25         0.51     0.52     0.54        0.52     0.50
            Net realized and unrealized
              gain (loss)
              on investments            (0.11)       (0.10)   0.12     0.02        (0.09)    0.27
                                        ------       ------   -----    -----       ------    ----
       Total income (loss) from investment
            operations                   0.14         0.41     0.64     0.56        0.43     0.77
                                        -----        -----    -----    -----       -----     ----
       Less distributions:
            Dividends from net
              investment income         (0.25)       (0.51)   (0.52)   (0.55)      (0.52)   (0.50)
            Distributions from
             capital gains               0.00         0.00     0.00     0.00        0.00     0.00
                                        -----        -----    -----    -----       -----     ----
              Total distributions       (0.25)       (0.51)   (0.52)   (0.55)      (0.52)   (0.50)

       End of period                   $10.39       $10.50   $10.60   $10.48 (a)  $10.47   $10.56
                                       ------       ------   ------   ------      ------   ------

Total return:                            2.79% (b)    3.96%    6.27%     5.6% (a)    4.1%     7.9%
                                        -----        -----    -----     ----        ----     ----

Ratios/Supplemental data:
       Net  assets, end of period  $2,225,025  $3,058,068 $4,008,700 $4,605,718   $7,224,506 $5,518,431
       Ratio of  expenses to
       average  net                      1.41%s(b)    1.16%    1.17%    1.02%       1.03%    1.11%
       Ratio of net income to average ne 4.68%e(b)    4.75%    4.93%    5.14%       4.95%    4.84%
       Portfolio  turnover rate          8.55%        0.00%    0.00%   26.88%       4.05%   27.67%

(a)  Excludes maximum sales load of 3%
(b)  Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
      Six Months Ended December 31, 1999, the Year Ended June, 30 1999 and
       the Period from January 27, 1998 (commencement of class shares) to
                                  June 30, 1998

                    Intermediate Government Bond Portfolio Retail Class
                    ---------------------------------------------------

                                            Period Ended                       Period Ended
                                           Dec. 31, 1999          1999         June 30, 1998
                                         ---------------     -----------     ----------------
Net asset value:
    Beginning of period                        $10.50           $10.59            $10.63
                                               -------          -------           ------
    Income from investment operations:
         Net investment income                   0.25             0.47              0.29
         Net realized and unrealized loss
           on investments                       (0.12)           (0.09)            (0.04)
                                                 ------           ------           ------
    Total income from investment operations      0.13             0.38              0.25
                                                 -----            -----            -----

    Less distributions:
    Dividends from net investment income        (0.23)           (0.47)             0.29
    Distribution from capital gains              0.00             0.00              0.00
                                                 ----             -----             ----
         Total distributions                    (0.24)           (0.47)             0.29
                                                ------           ------             ----

         End of period                         $10.39 (a)       $10.50 (a)        $10.59 (a)
                                                ------           ------            ------

Total return:                                    2.53% (a)(c)     3.73% (a)         1.69% (a)(b)
                                                 -----            -----             -----

Ratios/Supplemental data:
    Net assets, end of period                 $14,316          $13,408           $29,240
    Ratio of expenses to average net assets      1.71% (c)        1.46%             1.63% (c )
    Ratio of net income to average net assets    4.37% (c)        4.45%             5.18% (c )
    Portfolio turnover rate                      8.55%            0.00%             0.00%

(a) Excludes maximum sales load of 4%
(b) Total return is not annualized, as it may not be representative of the total return for the year.
(c)  Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
   Six Months Ended December 31, 1999, the Years Ended June 30, 1999 and 1998
      and the Period from October 1, 1996 (commencement of class shares) to
                                  June 30, 1997

                      International Portfolio - Institutional Class
                      -----------------------------------------------

                                    Period Ended                             Period Ended
                                    Dec. 31, 1999       1999     1998       June 30, 1997
                                    -------------      -------  ------      -------------
Net asset value:
    Beginning of period                   $11.62       $11.75     $11.22       $10.00
                                          ------       ------     ------       ------
    Income from investment operations:
         Net investment income              0.01         0.05       0.02         0.15
         Net realized and unrealized gain
           on investments                   1.29         0.09       0.64         1.22
                                           -----        -----      -----         ----
    Total income from investment
         operations                         1.30         0.14       0.66         1.37
                                           -----        -----      -----         ----

    Less distributions:
         Dividends from net
           investment inco                 (0.01)       (0.05)     (0.02)       (0.15)
         Distributions from capital gains  (0.88)       (0.22)     (0.11)        0.00
                                           ------       ------     ------        ----
      Total Distributions                  (0.89)       (0.27)     (0.13)       (0.15)
                                           ------       ------     ------       ------

    End of period                         $12.03       $11.62     $11.75       $11.22 (a)
                                          ------       ------     ------       ------

Total return:                               23.6% (b)     1.4%      6.27%       18.20% (a) (b)
                                           -----         ----      -----       ------

Ratios/Supplemental data:
    Net assets, end of period        $11,146,855   $11,182,332  $11,473,772 $10,431,107
    Ratio of expenses to average
         net assets                         1.64% (b)    1.53%      1.65%        1.48% (b)
    Ratio of net income to average
        net assets                          0.19% (b)    0.49%      0.21%        1.89% (b)
    Portfolio turnover rate                15.49%       40.00%     52.92%       33.77%


(a)  Excludes maximum sales load of 4%
(b) Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
      Six Months Ended December 31, 1999, the Year Ended June 30, 1999 and
        the Period from January 7, 1998 (commencement of class shares) to
                                  June 30, 1998

                            International Portfolio - Retail Class
                            --------------------------------------

                                               Period Ended                   Period Ended
                                               Dec. 31, 1999        1999      June 30, 1998
                                             --------------       --------    -------------
Net asset value:
    Beginning of period                            $11.62          $11.75          $10.33
                                                   -------         -------         ------
    Income from investment operations:
         Net investment income                      (0.01)           0.02            0.03
         Net realized and unrealized gain (loss)
           on investments                            1.29            0.09            1.42
                                                     -----           -----           ----
    Total income from investment operations          1.28            0.11            1.45
                                                     -----           -----           ----

    Less distributions:
    Dividends from net investment income             0.00           (0.02)          (0.03)
    Distribution from capital gains                 (0.87)          (0.22)           0.00
                                                     ------          ------          ----
         Total distributions                        (0.87)          (0.24)          (0.03)
                                                     ------          ------          ------

         End of period                             $12.03 (a)      $11.62 (a)      $11.75 (a)
                                                    ------          ------          ------

Total return:                                       23.43% (a)(c )   1.07% (a)      13.88% (a)(b)
                                                    ------           -----          ------

Ratios/Supplemental data:
    Net assets, end of period                    $167,408        $172,430        $125,157
    Ratio of expenses to average net assets          1.94% (c )      1.83%           1.94% (c )
    Ratio of net income to average net assets       (0.11%)(c )      0.19%           0.27% (c )
    Portfolio turnover rate                         15.49%          40.00%          52.92%

(a)  Excludes maximum sales load of 4%
(b) Total return is not annualized, as it may not be representative of the total return for the year.
(c)  Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

1.   ORGANIZATION
     Stratus Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At December 31, 1999, the following series are presently authorized and have shares outstanding.

        Growth Portfolio                         Capital Appreciation Portfolio
        Government                               Intermediate Government
         Securities Portfolio                     Bond Portfolio
                                                 International Portfolio
        Each portfolio has two classes of shares authorized and outstanding: retail and institutional

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements.

     USE OF ESTIMATES: In preparing the financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

     VALUATION OF INVESTMENTS
     Investment securities are carried at market determined using the following valuation methods:

     o Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price.

     o Securities not listed on an exchange or securities for which the latest quoted sales price is not readily available and securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

     o Securities including bonds, restricted securities, or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith or under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     All securities are valued in accordance with the above noted policies at the close of each business day.

     The  Growth,  Capital  Appreciation,   and  International   Portfolios  are
     authorized to purchase exchange-traded put and call options.

     At December 31, 1999, the Growth, Capital Appreciation and International Portfolios had no such exchange traded options nor were any purchased during the year then ended.

     The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short-sale). When a Portfolio makes a short-sale, it must borrow the security sold short and deliver it to the buyer. The proceeds from the short-sale will be retained by the broker-dealer through which it made the short-sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the security and may be obligated to remit any interest received on such borrowed securities. A gain or loss is recognized upon the termination of the short sale, if the market price at termination is less than or greater than the proceeds originally received.

     At December 31, 1999, the cost of investment securities is identical for financial reporting and income tax purposes.

     SECURITY TRANSACTIONS
     Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Amortization of premium and discount is accrued daily using both the constant yield and the straight-line methods. Realized investment gains and losses are determined by specifically identifying the issue sold.

     FEDERAL INCOME TAXES
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute virtually all of the taxable income generated by the Portfolios to their shareholders within the time period allowed by the Federal law. Consequently, no liability for Federal income taxes is required. Internal Revenue Code requirements regarding distributions may differ from amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     charged or credited to paid-in-capital or accumulated net realized gain, as appropriate in the period that the differences arise. Each Portfolio is treated as a separate entity for tax purposes, and on a calendar basis, will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any Federal excise tax. There will be no net realized gain distributions until the net realized loss carry forwards have been offset or expired. The losses will expire in 8 years. Each Portfolio prepares its tax return on an accrual basis. The Government Securities, Intermediate Government Bond, and Capital Appreciation
     Portfolios have unused capital loss carry forwards of approximately $378,000, $124,000, and $455,000 respectively, available for federal income tax purposes at December 31, 1999. The losses begin expiring in 2003 and 2005 for the Government Securities and Intermediate Government Bond portfolios, respectively.

     DISTRIBUTION TO SHAREHOLDERS
     Dividends to shareholders are recorded on the ex-dividend date. In accordance with resolutions enacted by the Board of Directors, the Government Securities and Intermediate Government Bond Portfolios declare dividends monthly and the Growth, Capital Appreciation, and International Portfolios declare dividends semi-annually. The dividends declared become payable immediately.

     CASH EQUIVALENTS
     Cash equivalents consist of money market funds which declare dividends daily. As of December 31, 1999, the average yield on such funds was approximately 4.50%.

3.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS
     The Fund and each of its Portfolios have retained Union Bank & Trust Company (UBATCO) as their exclusive investment adviser and custodian of the Fund's assets (hereinafter, the Adviser). The agreement provides that the Capital Appreciation Portfolio will compensate the Adviser on a performance based scale, whereby the Portfolio will pay a fee of 1.40% per annum of daily average net assets. The fee may be increased or decreased by up to 1.00% of the average daily net assets during the latest 12 months (a rolling average method), depending upon the performance of this Portfolio relative to the Russell 2000 Index. For the six months ended December 31, 1999, the annualized fee was 0.46%.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)
     The remaining Portfolios pay the following advisory fee rates per annum of their average daily net asset values:

               PORTFOLIO                           ANNUAL FEE RATE
               ---------                           ---------------
               Growth                                  .75%
               Government Securities                   .50%
               Intermediate Government Bond            .65%
               International                          1.15%

     The Fund and each of its Portfolios have retained UBATCO as the custodian of the Fund's investments. The agreement provides that the portfolios (except the Growth, Government Securities, and International Portfolios, which pay no fee), will pay the custodian an annual fee which is calculated and billed monthly. The fee calculation does not include cash equivalents. The fee consists of an investment transaction charge of $12 for each transaction, a fee of $100 per account, plus an additional fee calculated in accordance with the following table.
             Net assets of:
               $0 - $10 million                          11 basis points
               $10 - $20 million                          6 basis points
               Over $20 million                         2.5 basis points

     The Fund and each of its Portfolios have retained Lancaster Administrative Services, Inc. (the Administrator) to act as their transfer agent and administrator to provide all necessary record keeping and share transfer services for the Fund. As of July 1, 1999 the Administrator is a related party to the Fund. The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal to .25% per annum of average daily net assets.

     The Fund has also retained SMITH HAYES Financial Services Corporation (the Distributor) to act as the underwriter and distributor of the fund's shares. Retail shares for the Growth, Capital Appreciation, and International portfolios include a maximum sales charge of 4.5%. Retail shares for the Government Securities and Intermediate Government Bond portfolios include a maximum sales charge of 3.0%. For sales of all Portfolios of $50,000 or more, the sales charge is reduced. Pursuant to the shareholder approved distribution plan under Rule 12b-1, Retail shares of each fund will reimburse the distributor for shareholder-related expenses incurred in connection with the distribution of the fund's shares, however, under no circumstances shall such reimbursement exceed .30% per annum of the fund's average daily net assets. The Distributor received $3,094 and paid out $2,264 of this amount as commissions and dealer reallowances. Institutional shares for all portfolios are not charged sales charges or 12b-1 fees.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)
     Under the terms of the advisory, custodian, administrative and distribution agreements outlined above, the Portfolios collectively incurred $412,118; $6,460; $146,557 and $2,890 for such services. Of the amount paid to the Distributor, 100% was paid out to Union Bank & Trust Company under a Dealer Service Agreement.

     At December 31, 1999, the following accrued investment advisory and administrative fees were payable to the Adviser and Administrator.

                                 PAYABLE TO   PAYABLE TO      PAYABLE
                                   ADVISER   ADMINISTRATOR TO DISTRIBUTOR  TOTAL
                                 ----------  ------------- --------------  -----
     Growth Portfolio               $42,165     $14,041          $354    $56,560
     Government Securities Portfolio 13,571       6,768            50     20,389
     Capital Appreciation Portfolio   7,002       1,243            46      8,291
     Intermediate Government
        Bond Portfolio                1,235         475             4      1,714
     International Portfolio         10,777        2330            39     13,146

     Under the terms of the advisory agreement, the Adviser may be obligated to reimburse a Portfolio up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the Portfolio, including the Adviser's fee, exceed certain limitations. At December 31, 1999, no expense reimbursement was required.

     In addition to the amounts paid by the Portfolios under advisory, custodian, and administration agreements, the Portfolios used SMITH HAYES Financial Services Corporation (SMITH HAYES), a company related through common management, to affect security trades on their behalf. As is customary in the industry, the investment adviser evaluates the pricing and ability to execute the transactions in selecting brokers to affect trades. SMITH HAYES was paid commissions in the amount of $3,900 for their brokerage services during the six months ended December 31, 1999.

     At December 31, 1999, directors, officers and employees of the Fund, the Adviser and Administrator and their immediate families held the following in each Portfolio:

                                                             SHARES      VALUE
                                                             ------      -----
        Growth Portfolio Institutional Class                 341,669  $6,331,125
        Government Securities Portfolio Institutional Class  302,676   2,923,854
        Capital Appreciation Portfolio Institutional Class    56,651     789,722
        Intermediate Gov't Bond Portfolio Institutional Class      -           -
        International Portfolio Institutional Class           89,302   1,074,308

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

     At December 31, 1999,  UBATCO held, in nominee name,  the following in each
     Portfolio:
                                                            SHARES       VALUE
                                                            ------       -----
      Growth Portfolio Institutional Class                 3,653,206 $67,693,915
      Growth Portfolio Retail Class                           68,578   1,268,002
      Government Securities Portfolio Institutional Class  3,254,961  31,451,572
      Government Securities Portfolio Retail Class            20,672     199,696
      Capital Appreciation Portfolio Institutional Class     423,564   5,904,485
      Capital Appreciation Portfolio Retail Class             13,757     190,809
      Intermediate Gov't Bond Portfolio Institutional Class  209,108   2,172,637
      Intermediate Gov't Bond Portfolio Retail Class           1,378      14,317
      International Portfolio Institutional Class            925,986  11,139,607
      International Portfolio Retail Class                    13,883     167,016

4.   SECURITIES TRANSACTIONS
     Purchases of  securities  and proceeds  from sales were as follows for each
     Portfolio:

                                                PURCHASES OF     PROCEEDS
                                                 SECURITIES     FROM SALES
                                                ------------    ----------
     Growth Portfolio                          $38,798,749     $41,510,278
     Government Securities Portfolio             3,994,600       2,200,000
     Capital Appreciation Portfolio              1,800,731       2,381,380
      Intermediate Government Bond Portfolio        98,792         810,313
     International Portfolio                     1,717,624       3,279,833

     At December 31, 1999, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities in each Portfolio were as follows:

                                                      AGGREGATE GROSS
                                                        UNREALIZED
                                                      ---------------
                                               APPRECIATION     DEPRECIATION
                                               ------------     ------------
      Growth Portfolio                         $21,811,011        $928,362
      Government Securities Portfolio               39,974         262,128
      Capital Appreciation Portfolio             1,545,744         336,345
      Intermediate Government Bond Portfolio         2,045           1,129
      International Portfolio                    2,596,072       1,001,602

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

5.   CAPITAL SHARE TRANSACTIONS
     The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share. The Board of Directors has authorized twenty million shares to be issued in the Growth Portfolio and ten million each in the Government Securities Portfolio, Capital
     Appreciation Portfolio, Intermediate Government Bond Portfolio, and the International Portfolio.

     Transactions in the capital stock of each Portfolio for the six months ended December 31, 1999 were as follows:
                                                  GROWTH             GROWTH
                                                 PORTFOLIO          PORTFOLIO
                                            INSTITUTIONAL SHARES  RETAIL SHARES
                                            --------------------  -------------
         Transactions in shares:
           Shares sold                         197,293.147         12,694.957
           Shares redeemed                    (305,396.191)        (8,940.948)
           Reinvested dividends                437,857.268         11,481.315
                                               -----------       ------------
           Net increase/(decrease)             329,754.224         15,235.324
                                               ===========       ============
         Transactions in dollars:
            Dollars sold                        $3,657,156           $236,951
            Dollars redeemed                    (5,662,252)          (165,515)
                Reinvested dividends             7,540,157            197,369
                                                ----------           --------
                Net increase/(decrease)          5,535,061            268,805
                                                ==========           ========

                                             GOVERNMENT         GOVERNMENT
                                       SECURITIES PORTFOLIO SECURITIES PORTFOLIO
                                       INSTITUTIONAL SHARES    RETAIL SHARES
                                       -------------------- --------------------
         Transactions in shares:
           Shares sold                         599,182.591          4,428.599
           Shares redeemed                    (416,291.926)          (283.780)
           Reinvested dividends                 76,855.919            485.804
                                              ------------          ---------
           Net increase/(decrease)             259,746.584          4,630.623
                                              ============          =========
         Transactions in dollars:
            Dollars sold                        $5,855,751            $43,193
            Dollars redeemed                    (4,058,121)            (2,774)
                Reinvested dividends               747,746              4,725
                                              ------------            -------
             Net increase/(decrease)             2,545,376             45,144
                                              ============            =======

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

5.     CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                       CAPITAL APPRECIATION CAPITAL APPRECIATION
                                               PORTFOLIO            PORTFOLIO
                                           INSTITUTIONAL SHARES   RETAIL SHARES
                                        ---------------------  ----------------
         Transactions in shares:
           Shares sold                          42,252.973          1,611.657
           Shares redeemed                     (73,940.579)        (6,496.455)
           Reinvested dividends                      0.000              0.000
                                               ------------       ------------
           Net increase/(decrease)             (31,687.606)        (4,844.798)
                                               ============       ============
         Transactions in dollars:
            Dollars sold                        $  545,423          $  20,072
            Dollars redeemed                      (966,044)           (82,916)
                Reinvested dividends                     0                  0
                                               ------------          ---------
              Net increase/(decrease)             (420,621)           (62,844)
                                               ============          =========

                                           INTERMEDIATE GOV'T INTERMEDIATE GOV'T
                                              BOND PORTFOLIO     BOND PORTFOLIO
                                           INSTITUTIONAL SHARES   RETAIL SHARES
                                           --------------------   -------------
         Transactions in shares:
           Shares sold                             673.786            142.139
           Shares redeemed                     (83,292.986)           (72.824)
           Reinvested dividends                  5,478.765             31.623
                                              ------------          ---------
           Net increase/(decrease)             (77,140.435)           100.938
                                              ============          =========
         Transactions in dollars:
            Dollars sold                       $     7,081            $ 1,496
            Dollars redeemed                      (874,258)              (766)
                Reinvested dividends                57,229                331
             Net increase/(decrease)           -----------           --------
                                                  (809,948)             1,061
                                               ===========           ========

                                               INTERNATIONAL      INTERNATIONAL
                                                 PORTFOLIO          PORTFOLIO
                                            INSTITUTIONAL SHARES  RETAIL SHARES
                                            --------------------  -------------
         Transactions in shares:
           Shares sold                          74,010.916            531.483
           Shares redeemed                    (175,622.750)        (2,390.909)
           Reinvested dividends                 65,244.948          1,037.405
                                               -----------        -----------
           Net increase/(decrease)             (36,366.886)          (822.021)
                                               ===========        ===========
         Transactions in dollars:
            Dollars  sold                        $ 854,832           $  6,158
            Dollars redeemed                    (2,013,776)           (28,530)
                Reinvested dividends               733,931             11,650
                                                ----------         ----------
              Net increase/(decrease)             (425,013)           (10,722)
                                                ==========         ==========